Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Amounts due from third party payment platforms	$ 34,871,258	$ 27,870,659
Interest receivables	2,446,628	4,044,643
Others	4,341,340	3,514,686
Prepayments and other current assets	$ 41,659,226	$ 35,429,988